CONSOLIDATED BALANCE SHEET (unaudited) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Non-current assets
Property, plant & equipment	$ 3,441	$ 3,425
Right-of-use assets	360	358
Goodwill	8,905	8,905
Intangible assets other than goodwill	9,186	9,097
Deferred tax assets	401	399
Financial assets	220	218
Other non-current assets	216	211
Total non-current assets	22,729	22,613
Current assets
Inventories	1,805	1,644
Trade receivables	1,458	1,361
Income tax receivables	20	21
Cash and cash equivalents	1,366	1,557
Other current assets	372	404
Total current assets	5,021	4,987
Total assets	27,750	27,600
Equity
Share capital	20	20
Reserves	19,044	18,802
Total equity	19,064	18,822
Non-current liabilities
Financial debts	3,986	3,949
Lease liabilities	319	315
Deferred tax liabilities	1,160	1,196
Provisions & other non-current liabilities	1,018	1,060
Total non-current liabilities	6,483	6,520
Current liabilities
Trade payables	886	876
Financial debts	136	169
Lease liabilities	67	70
Current income tax liabilities	162	149
Provisions & other current liabilities	952	994
Total current liabilities	2,203	2,258
Total liabilities	8,686	8,778
Total equity and liabilities	$ 27,750	$ 27,600